07053292

CERTNAS

1-33454

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Michael S. Emen
Senior Vice President
Listing Qualifications

By Facsimile and First Class Mail

RECD S.E.C.
MAY 0 8 2007
1086

May 8, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 1 0 2007
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on May 8, 2007 The Nasdaq Stock Market (the "Exchange") received from Equity Media Holdings Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units
Common Stock, par value $0.0001 per share
Common Stock Purchase Warrants

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END